Summary of Significant Accounting Policies - Schedule of Identifiable Intangible Assets Subject to Amortization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Additions		$ 12,100,000
Accumulated amortization	$ (2,777,496)	(1,105,000)
Intangible assets, net	$ 9,337,504	10,995,000	$ 0
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Additions	$ 2,115,000	2,100,000
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Additions	$ 10,000,000	$ 10,000,000